IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 9, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated February 28, 2020 and

Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised June 29, 2020),

for the iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (HYXE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF
Fund Ticker:	HYXE	HYXF
Underlying Index	Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index	Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index
Investment Objective	The iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF seeks to track the investment results of an index composed of a broad range of U.S. dollar denominated, high yield corporate bonds that excludes those issued by companies in the Oil and Gas sector.	The iShares ESG Advanced High Yield Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities.
Management Fee	0.50%	0.35%

The Fund is expected to implement these changes no sooner than September 7, 2020, but no later than December 31, 2020.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Changes to the Prospectus and Summary Prospectus

The first paragraph on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

The Fund seeks to track the investments results of the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index (the “Underlying Index”), developed by Bloomberg Barclays Capital, Inc. (the “Index Provider” or “Bloomberg Barclays”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg Barclays) or an affiliate. The Underlying Index is a modified market value weighted index with a cap on each issuer of 2%. The Underlying Index is designed to reflect the performance of U.S. dollar-denominated high yield corporate bonds of issuers with favorable ESG ratings, as identified by the Index Provider, while applying additional screens. To construct the Underlying Index, Bloomberg Barclays begins with the Bloomberg Barclays US Corporate High Yield Index (the “Parent Index”). The Parent Index includes U.S. dollar-denominated, high yield, fixed-rate corporate bonds that: (i) are issued by companies with countries of risk classified as developed markets by the Index Provider based primarily on quantitative economic criteria established by the Index Provider, and (ii) have a middle rating of below-investment grade (as determined by the Index Provider). From the Parent Index, Bloomberg Barclays selects bonds that have $400 million or more of outstanding face value at the time of inclusion.

In determining whether a bond has a middle rating of below investment grade, ratings from Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) and Fitch Ratings, Inc. (“Fitch”) are considered. Securities in the Underlying Index must be rated high yield (Ba1 by Moody’s, BB+, by S&P Global Ratings and Fitch) using the middle rating from Moody’s, S&P Global Ratings, and Fitch. When a rating from only two agencies is available, the lower of the two agencies’ ratings is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. Securities that are rated below investment grade are commonly referred to as “junk bonds.” MSCI excludes companies with an ESG controversy score of less than three (3) or an ESG rating below BB. MSCI ESG Research also excludes securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetically modified organisms, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, for-profit prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g. $500 million or 50%) and categorical exclusions for others (e.g. nuclear weapons). MSCI ESG Research screens companies with involvement to fossil fuels by excluding the securities of any company in the Bloomberg Class 3 energy sector and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation.

The Underlying Index is rebalanced on a monthly basis, on the last business day of each month. As of June 1, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical, communications and consumer non-cyclical industries or sectors. The components of the Underlying Index are likely to change over time.

Change to the Fund’s “Index Provider” and “Disclaimers”

The section entitled “Index Provider” on page 30 of Prospectus is deleted in its entirety and replaced with the following:

The Underlying Index is maintained by Bloomberg Barclays. Bloomberg Barclays is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.

To use the Underlying Index, BFA or its affiliates have entered into a license agreement with MSCI ESG Research, which may license the Underlying Index pursuant to its agreement with Bloomberg Index Services Limited or an affiliate. MSCI ESG Research is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.

The first two paragraphs of the section entitled “Disclaimers” on page 30 of the Prospectus are deleted in their entirety and replaced with the following:

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI ESG RESEARCH, BLOOMBERG INDEX SERVICES LIMITED (“BLOOMBERG”), OR BARCLAYS BANK PLC (“BARCLAYS”), OR ANY OF THEIR AFFILIATES, ANY OF THEIR INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY BLOOMBERG BARCLAYS MSCI ESG INDEX (EACH, AN “INDEX”) (COLLECTIVELY, THE “INDEX PARTIES”). THE INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI ESG RESEARCH AND BLOOMBERG (AND THEIR LICENSORS). “BLOOMBERG”, “BARCLAYS”, “MSCI ESG RESEARCH”, AND THE INDEX NAMES, ARE RESPECTIVE TRADE AND/OR SERVICE MARK(S) OF BLOOMBERG, BARCLAYS, MSCI ESG RESEARCH OR THEIR AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY BFA OR ITS AFFILIATES. NONE OF THE INDEX PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI ESG RESEARCH, BLOOMBERG, BARCLAYS, OR THEIR AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY BLOOMBERG AND/OR MSCI ESG RESEARCH WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE INDEX PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES. NONE OF THE INDEX PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND’S SHARES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND’S SHARES ARE REDEEMABLE. FURTHER, NONE OF THE INDEX PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND’S SHARES.

ALTHOUGH THE INDEX PARTIES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES

FROM SOURCES CONSIDERED RELIABLE, NONE OF THE INDEX PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE INDEX PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE INDEX PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE INDEX PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE INDEX PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE INDEX PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes” The section on page 56 of the SAI entitled “Markit iBoxx® USD Liquid High Yield ex-Oil and Gas Index” is deleted in its entirety.

The following is added under the heading entitled “The Bloomberg Barclays Indexes” on page 48 of the SAI:

Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index

Number of Components: approximately 565

Index Description. The Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index, the Underlying Index, is designed to reflect the performance of U.S. dollar-denominated high yield corporate bonds of companies with favorable ESG ratings, as identified by the Index Provider, while applying extensive screens, including, for example, a screen which focuses on removing fossil fuel exposure. Bloomberg Barclays begins with the Bloomberg Barclays US Corporate High Yield Index (the “Parent Index”). From the Parent Index, the Underlying Index selects bonds that have $400 million or more of outstanding face value at the time of inclusion. The Underlying Index also excludes securities of companies with an ESG controversy score less than three (3) or an ESG rating below BB and excludes securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetically modified organisms, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, for-profit prisons, predatory lending, nuclear power, and fossil fuel as detailed below:

•

Adult Entertainment: All companies that derive 5% or more aggregate revenue from the production, distribution and retail, and all companies that produce, direct, or publish adult entertainment materials that fall into the following categories: producer of NC-17- rated films, pay-per-view programming or channels, sexually explicit video games, books or magazines with adult content, live entertainment of an adult nature, adults-only material on the internet;

•

Alcohol: All companies classified as a “producer” that derive $500 million or 5% or more in revenue from manufacturing, distributing, retailing, licensing, and supplying alcoholic products, and all companies deriving 15% or more aggregate revenue from the manufacture, distribution, retailing, licensing, and supply of alcoholic products;

•

Gambling: All companies classified as involved in “operations” that derive $500 million or 5% or more in revenue from ownership or operation of gambling facilities, provision of key products or services fundamental to gambling operations, and licensing of gambling products, and all companies deriving 15% or more aggregate revenue from ownership or operation of gambling facilities, provision of key products or services fundamental to gambling operations, and licensing of gambling products;

•

Tobacco: All companies that manufacture tobacco products, such as cigars, blunts, cigarettes, e-cigarettes, inhalers, beedis, kreteks, smokeless tobacco, snuff, snus, dissolvable and chewing tobacco (including companies that grow or process raw tobacco leaves), and all companies deriving 5% or more aggregate revenue from the manufacture, distribution, retailing, licensing, and supply of tobacco products;

•	Genetically Modified Organisms (GMO): All companies deriving revenue from genetically modifying plants, such as seeds and crops, and other organisms intended for agricultural use or human consumption;

•

Controversial Weapons: All companies that manufacture cluster munitions whole weapons systems, components, or delivery platforms, all companies involved in the production of depleted uranium (DU) weapons, ammunition, and armor, including companies that manufacture armor piercing, fin stabilized, discarding sabot tracing rounds (APFSDS-T), kinetic Energy Missiles made with DU penetrators, and DU-enhanced armor, including composite tank armor, and all companies that manufacture landmines whole systems or components;

•

Nuclear Weapons: All companies that manufacture nuclear warheads and/or whole nuclear missiles (including assembly and integration of warhead and missile body, as well as companies with contracts to operate/manage government-owned facilities that manufacture nuclear warheads and missiles), all companies that manufacture components that were developed or are significantly modified for exclusive use in nuclear weapons (warheads and missiles) (including companies with contracts to operate/manage government-owned facilities that manufacture components for nuclear warheads and missiles), all companies that manufacture or assemble delivery platforms that were developed or significantly modified for the exclusive delivery of nuclear weapons, all companies that manufacture components that were not developed or not significantly modified for exclusive use in nuclear weapons (warheads and missiles) but can be used in nuclear weapons, all companies that manufacture or assemble delivery platforms that were not developed or not significantly modified for the exclusive delivery of nuclear weapons but have the capability to deliver nuclear weapons, all companies that manufacture components for nuclear-exclusive delivery platforms, and all companies that manufacture components for dual-use delivery platforms;

•

Civilian Weapons: All companies that manufacture firearms and small arms ammunitions for civilian markets (but not including companies that cater to the military, government, and law enforcement markets), all companies deriving 5% or more aggregate revenue from the production and distribution (wholesale or retail) of firearms or small arms ammunition intended for civilian use, and all companies deriving $20 million or more revenue from the production and distribution (wholesale or retail) of firearms or small arms ammunition intended for civilian use;

•

Conventional Weapons: All companies deriving 5% or more revenue from the production of conventional weapons and components, all companies deriving 10% or more aggregate revenue from weapons systems, components, and support systems and services for conventional weapons;

•

For Profit Prisons: All companies deriving 50% or more revenue from involvement in the operation of “for profit prisons” (also known as “private prisons”) or the provision of integral services to these types of facilities;

•	Predatory Lending: All companies deriving 5% or more revenue from products and services associated with certain controversial lending practices;

•	Palm Oil: All companies deriving more than 0% revenue from cultivating oil palm trees and harvesting fresh fruit bunches (FFBs) used to produce palm oil products;

•

Nuclear Power: All companies that own or operate nuclear power plants, or own or operate active uranium mines, or involved in uranium enrichment and processing or the design and engineering of nuclear power reactors, and all companies deriving 15% or more aggregate revenue from ownership or operation of nuclear power plants and supply of key nuclear-specific products or services; and

•

Fossil Fuel: All companies that belong to the Bloomberg Barclays Energy Fixed Income Sector or all companies that have an industry tie to fossil fuels (thermal coal, oil and gas) – in particular, reserve ownership, related revenues and power generation. Companies are not excluded from the Underlying Index solely on the basis of metallurgical coal reserve ownership.

Index Methodology. The Underlying Index is a modified market value weighted index with a cap on each issuer of 2%. From the Parent Index, the Underlying Index (i) selects bonds that have $400 million or more of outstanding face value at the time of inclusion, and (ii) excludes securities of companies with an ESG controversy score less than three (3) or an ESG rating below BB and excludes securities of involved in adult entertainment, alcohol, gambling, tobacco, genetically modified organisms , controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, for-profit prisons, predatory lending, nuclear power, and fossil fuel.

The Index Provider implements the 2% cap on each issuer by redistributing the excess market value over the cap on a pro rata basis to other bonds in the Underlying Index that are under the 2% cap. For example, an issuer that represents 4% of the Underlying Index will have 2% of the Underlying Index’s market value redistributed to each bond from all companies under the 2% cap on a pro rata basis. The process is repeated until no issuer exceeds the 2% limit. Securities in the Underlying

Index must be rated high yield (Ba1 by Moody’s Investors Services, Inc. (“Moody’s”), BB+, by S&P Global Ratings and Fitch Ratings, Inc. (“Fitch”)) using the middle rating from Moody’s, S&P Global Ratings, and Fitch. When a rating from only two agencies is available, the lower of the two agencies’ ratings is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. In cases where explicit bond level ratings may not be available, the following sources may be used to classify securities by credit quality: (i) expected ratings at issuance may be used to ensure timely index inclusion or to classify split-rated companies properly and (ii) unrated securities may use an issuer rating for index classification purposes if available.

The Underlying Index consists of U.S. dollar-denominated, high-yield corporate bonds having and issued by companies that have positive ESG characteristics (as determined by MSCI ESG Research ratings). In addition, the securities included in the Underlying Index must be fixed-rate, taxable corporate securities. Excluded from the Underlying Index include, but are not limited to, structured notes, private placements and floating rate securities. The Underlying Index is market value weighted and the securities in the Underlying Index are updated on the last business day of each month.

MSCI ESG Research determines ESG ratings by evaluating a company’s risks and opportunities in relation to 37 ESG Key Issues (e.g., carbon emissions). Each company is scored on a scale of 0 to 10, with 10 being the highest, for each Key Issue before being provided an ESG rating based on average Key Issue score. Additionally, MSCI ESG Research excludes companies involved in very serious business controversies. MSCI ESG Research defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. MSCI ESG Research excludes companies involved in very severe business controversies by assessing the possible negative environmental, social, and/or governance impact of a company’s operations or products on a scale from zero to ten, with zero being the most severe controversy rating (the “MSCI Controversies Score”). Only securities of companies with a MSCI Controversies Score of three or higher are eligible for inclusion in the Underlying Index.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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